Share-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2017	Jun. 30, 2014	Sep. 30, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense				$ 19,000,000	$ 3,000,000	$ 49,000,000
Tax benefit relating to share-based compensation expense				1,000,000	$ 0	$ 3,000,000
Unrecognized share-based compensation expense	$ 104,000,000			$ 104,000,000
Unrecognized share-based compensation costs weighted-average period				1 year 9 months 14 days
Shares authorizes	25,000,000			25,000,000
Common shares authorized period				5 years
Period after adoption by board for shares granted on termination of plan				10 years
CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares authorized period				3 years
Number of outstanding options	214,574			214,574	7,210,881
CNH DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding options	10,000			10,000
CNH DCP [Member] | CNH Industrial [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share exchange ratio with new entity				3.828
CNH DCP [Member] | Annual Retainer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee				$ 125,000
CNH DCP [Member] | Audit Committee Membership [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee				25,000
CNH DCP [Member] | Audit Committee Chair [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee				35,000
CNH DCP [Member] | Governance [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee				20,000
CNH DCP [Member] | Governance And Sustainability Committee Chair [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee				$ 25,000
CNH Industrial DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Lock in Period for sale of common shares				6 months
Stock options terminate after grant date				10 years
Stock option termination date after individual ceases to director				6 months
Common shares available for issuance	200,000			200,000
Common shares issued				50,000
Share based compensation, exercise price	$ 9.42			$ 9.42
Share based compensation, weighted average fair value						$ 1.65
Executive Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorizes	7,000,000			7,000,000
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reversal of previously recognized share-based compensation expense					$ 37,000,000
Granted	7,000,000			0	500,000		12,000,000
Share-based award period	three-year period from January 1, 2017 to December 31, 2019			five-year period from January 1, 2014 to December 31, 2018
Share-based award, performance goal description				The performance goals include a performance condition as well as a market condition, with each weighted at 50% and paying out independently of the other.
Percentage of grants to be vested in February 2017				33.00%
Reduction in payout percentage	30.00%
Vesting date	Feb. 28, 2020
Performance period completion date	Dec. 31, 2019
Expected volatility period ending on grant date				3 years
Performance Shares [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout scale	0.00%			0.00%
Performance Shares [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout scale	130.00%			150.00%
Market Condition Award [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value of awards granted	$ 9.14
Market Condition Award [Member] | Granted on December 12, 2017 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards grant date	Dec. 12, 2017
Market Condition Award [Member] | Granted on December 22, 2017 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards grant date	Dec. 22, 2017
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted				4,000,000	2,000,000	2,000,000
Fair value of stock awarded				$ 13.23	$ 7.30	$ 8.60
Vesting period				3 years	3 years	3 years
Restricted Stock Units [Member] | CNH Industrial DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted				20,000
Fair value of stock awarded				$ 9.28	$ 6.78	$ 8.16
Restricted Stock Units [Member] | Board of Directors Chairman [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted		3,000,000
Fair value of stock awarded		$ 10.41
Restricted Stock Units [Member] | Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested							750,000
Restricted share unit exercise date							Feb. 23, 2015
Restricted Stock Units [Member] | Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested						750,000
Restricted share unit exercise date						Feb. 08, 2016
Restricted Stock Units [Member] | Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche Three [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested					600,000
Restricted share unit exercise date					Feb. 08, 2017
Restricted Stock Units [Member] | Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche Four [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested				450,000
Restricted share unit exercise date				Feb. 20, 2018
Stock Option Plan [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Original contract term of option				5 years
Shares issued during period				0	0	0
Stock Option Plan [Member] | CNH EIP [Member] | Target Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares issued			2,700,000
Stock Option Plan [Member] | CNH EIP [Member] | Actual Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares issued								4,000,000